                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-09481

                   (Investment Company Act File Number)

                            HUNTINGTON VA FUNDS

             (Exact Name of Registrant as Specified in Charter)

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010
                  (Address of Principal Executive Offices)

                              1-800-544-8347
                      (Registrant's Telephone Number)

                           Ronald J. Corn, Esq.
                       The Huntington National Bank
                           41 South High Street
                           Columbus, Ohio 43287
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                                Copies to:
                          Alyssa Albertelli, Esq.
                               Ropes & Gray
                            One Franklin Square
                            1301 K Street, N.W.
                              Suite 800 East
                           Washington, DC 20005

                Date of Fiscal Year End: December 31, 2003

         Date of Reporting Period: Six months ended June 30, 2003

Item 1.     Reports to Stockholders

Huntington VA Growth Fund

Portfolio of Investments
June 30, 2003 (Unaudited)

Shares		Value
COMMON STOCKS -- 91.4%
	Apparel & Textiles -- 1.9%
3,750	Cintas Corp.	$ 132,900

	Banks -- 8.1%
3,852	BB&T Corp.	132,124
5,418	Citigroup, Inc.	231,890
1,933	State Street Corp.	76,160
3,383	Washington Mutual, Inc.	139,718

		579,892

	Broadcast Services & Programming -- 0.8%
4,923	Liberty Media Corp., Class A (b)	56,910

	Chemicals -- 3.4%
3,925	Du Pont (E.I.) de Nemours & Co.	163,437
3,149	Ecolab, Inc.	80,614

		244,051

	Computer Services -- 0.5%
1,393	Sungard Data Systems, Inc. (b)	36,093
	Computers -- 8.5%
1,094	Cisco Systems, Inc. (b)	18,259
647	Computer Sciences Corp. (b)	24,664
1,698	Dell Computer Corp. (b)	54,268
235	Electronic Data Systems Corp.	5,041
620	EMC Corp. (b)	6,491
3,712	Hewlett Packard Co.	79,066
1,399	International Business Machines Corp.	115,418
7,308	Microsoft Corp.	187,157
342	Network Appliance, Inc. (b)	5,544
8,620	Oracle Corp. (b)	103,612
859	Sun Microsystems, Inc. (b)	3,951

		603,471

	Cosmetics/Toiletries -- 2.6%
2,088	Colgate-Palmolive Co.	120,999
754	Procter & Gamble Co.	67,242

		188,241

	Drugs & Health Care -- 8.3%
2,691	Abbott Laboratories, Inc.	117,758
2,290	IMS Health, Inc.	41,197
2,062	Merck & Co., Inc.	124,854
6,352	Pfizer, Inc.	216,921
1,483	Schering-Plough Corp.	27,584
1,355	Wyeth	61,720

		590,034

	Electric Utility -- 0.1%
187	Duke Energy Corp.	3,731

	Electronic Components/Instruments -- 0.1%
2,201	Solectron Corp. (b)	8,232

	Financial Services -- 6.0%
3,591	American Express Co.	150,139
1,296	Fannie Mae	87,402
2,169	Franklin Resources, Inc.	84,743
2,854	T. Rowe Price Group, Inc.	107,739

		430,023

	Food & Beverages--1.4%
12	J.M. Smuckers Co.	$ 479
165	Tyson Foods, Inc., Class A	1,752
1,800	Wm. Wrigley Jr. Co.	101,214

		103,445

	Industrial Conglomerates -- 6.5%
11,235	General Electric Co.	322,220
2,206	Illinois Tool Works, Inc.	145,265

		467,485

	Instruments - Scientific -- 0.2%
378	Millipore Corp. (b)	16,772

	Insurance -- 4.0%
2,578	American International Group, Inc.	142,254
2	Berkshire Hathaway, Inc., Class A (b)	145,000

		287,254

	Medical & Medical Services -- 5.0%
1,272	Cardinal Health, Inc.	81,790
2,827	Johnson & Johnson, Inc.	146,155
2,015	Medtronic, Inc.	96,660
515	Stryker Corp.	35,726

		360,331

	Miscellaneous Business Services -- 3.7%
7,887	Automatic Data Processing, Inc.	267,054

	Multimedia -- 0.8%
3,787	AOL Time Warner, Inc. (b)	60,933

	Office Supplies -- 2.3%
3,337	Avery Dennison Corp.	167,517

	Petroleum & Petroleum Products -- 6.3%
5,517	Anadarko Petroleum Corp.	245,341
4,333	Schlumberger, Ltd.	206,121

		451,462

	Printing & Publishing -- 2.4%
1,601	Media General, Inc., Class A	91,577
1,798	Viacom, Inc., Class B (b)	78,501

		170,078

	Property & Casualty Insurance -- 0.4%
1,327	Travelers Property Casualty Corp., Class A	21,099
487	Travelers Property Casualty Corp., Class B	7,680

		28,779

	Retail -- 8.5%
6,278	Home Depot, Inc.	207,927
3,839	Kohl's Corp. (b)	197,248
1,441	Wal-Mart Stores, Inc.	77,338
4,060	Walgreen Co.	122,206

		604,719

	Semi-Conductors/Instruments -- 3.0%
3,784	Analog Devices, Inc. (b)	131,759
663	Applied Materials, Inc. (b)	10,515
3,074	Intel Corp.	63,890
618	Texas Instruments, Inc.	10,877

		217,041

COMMON STOCKS -- (continued)
	Telephone & Telecommunications -- 3.2%
565	Qualcomm, Inc.	$ 20,199
4,301	Verizon Communications, Inc.	169,674
2,198	Vodafone Group PLC, ADR	43,191

		233,064

	Transport - Marine -- 0.7%
1,539	Carnival Corp.	50,033

	Wholesale Distribution -- 2.7%
6,525	SYSCO Corp.	196,011

	Total Common Stocks (Cost $6,710,720)	6,555,556

MUTUAL FUNDS -- 2.5%
	Exchange Traded Funds -- 2.5%
2,675	Nasdaq 100 Index Fund	$ 80,116
1,020	SPDR Trust Series 1	99,583

	Total Mutual Funds (Cost $177,194)	179,699

CASH EQUIVALENT -- 12.9%
924,940	Huntington Money Market Fund, Interfund Class*	924,940

	Total Cash Equivalent (Cost $924,940)	924,940

	Total (Cost $7,812,854) (a)	$ 7,660,195

Huntington VA Income Equity Fund

Portfolio of Investments
June 30, 2003 (Unaudited)

Shares		Value
COMMON STOCKS -- 85.1%
	Amusement & Recreation Services -- 1.8%
9,400	Cedar Fair, LP	$ 263,200

	Auto/Truck Parts & Equipment -- 1.9%
4,100	General Motors Corp.	147,600
4,200	Genuine Parts Co.	134,442

		282,042

	Banks -- 14.1%
3,375	Bank of America Corp.	266,726
4,800	BB&T Corp.	164,640
4,100	Citigroup, Inc.	175,480
6,000	FleetBoston Financial Corp.	178,260
4,325	J.P. Morgan Chase & Co.	147,829
7,950	National City Corp.	260,045
11,100	U.S. Bancorp	271,949
4,800	Wachovia Corp.	191,808
9,607	Washington Federal, Inc.	222,210
5,250	Washington Mutual, Inc.	216,825

		2,095,772

	Capital Goods -- 2.0%
4,800	Black & Decker Corp.	208,560
2,000	Diebold, Inc.	86,500

		295,060

	Chemicals -- 3.7%
3,480	Du Pont (E.I.) de Nemours & Co.	144,907
8,050	Eastman Chemical Co.	254,944
3,000	PPG Industries, Inc.	152,220

		552,071

	Computer Services -- 0.7%
2,600	Pitney Bowes, Inc.	99,866

	Diversified Operations -- 1.9%
5,900	Acuity Brands, Inc.	107,203
9,500	Federal Signal Corp.	166,915

		274,118

	Drugs & Health Care -- 3.5%
2,500	Abbott Laboratories, Inc.	109,400
4,950	Bristol-Myers Squibb Co.	134,393
8,000	Schering-Plough Corp.	148,799
2,650	Wyeth	120,708

		513,300

	Electric, Gas, & Sanitary Services -- 1.2%
9,200	Nisource, Inc.	174,800

	Electrical Services -- 5.9%
3,000	American Electric Power Co., Inc.	89,490
4,300	Cooper Industries Ltd., Class A	177,590
5,100	Emerson Electric Co.	260,610
3,700	Exelon Corp.	221,297
10,000	Teco Energy, Inc.	119,900

		868,887

	Food & Beverages -- 3.8%
5,400	Conagra Foods, Inc.	$ 127,440
2,700	H.J. Heinz Co.	89,046
6,400	SUPERVALU, Inc.	136,448
6,000	UST, Inc.	210,180

		563,114

	Gas & Natural Gas -- 1.8%
1,700	NICOR, Inc.	63,087
4,600	Peoples Energy Corp.	197,294

		260,381

	Household Products -- 4.0%
1,550	Clorox Co.	66,108
5,900	Leggett & Platt, Inc.	120,950
6,300	Newell Rubbermaid, Inc.	176,400
9,200	RPM, Inc.	126,500
6,850	Tupperware Corp.	98,366

		588,324

	Industrial -- 3.4%
10,600	General Electric Co.	304,008
9,300	Standex International Corp.	195,300

		499,308

	Insurance -- 3.6%
1,200	Cigna Corp.	56,328
7,000	Cincinnati Financial Corp.	259,630
6,025	Lincoln National Corp.	214,671

		530,629

	Machinery -- 0.6%
1,550	Caterpillar, Inc.	86,273

	Medical & Medical Services -- 0.6%
1,800	Johnson & Johnson, Inc.	93,060

	Miscellaneous Business Services -- 2.3%
6,000	Automatic Data Processing, Inc.	203,160
3,000	Deluxe Corp.	134,400

		337,560

	Oil Companies - Integrated -- 2.9%
4,600	Kerr-Mcgee Corp.	206,080
6,500	Occidental Petroleum Corp.	218,075

		424,155

	Petroleum & Petroleum Products -- 6.4%
1,562	ChevronTexaco Corp.	112,776
3,917	ConocoPhillips	214,652
6,700	Exxon Mobil Corp.	240,597
4,100	Royal Dutch Petroleum Co., ADR	191,142
4,800	Sunoco, Inc.	181,152

		940,319

	Printing & Publishing -- 0.8%
4,400	R.R. Donnelley & Sons Co.	115,016

	Railroad Equipment -- 1.8%
15,900	GATX Corp.	259,965

Shares or Principal Amount		Value
COMMON STOCKS -- (continued)
	Real Estate Investment Trusts -- 7.9%
2,550	General Growth Properties	$ 159,222
5,200	Health Care Property Investors, Inc.	220,220
7,350	Mack-Cali Realty Corp.	267,393
17,900	Nationwide Health Properties, Inc.	285,147
5,800	Simon Property Group, Inc.	226,374

		1,158,356

	Retail -- 1.4%
9,515	May Department Stores Co.	211,804

	Steel -- 1.0%
11,400	Worthington Industries, Inc.	152,760

	Telephone & Telecommunications -- 3.7%
4,400	Alltel Corp.	212,167
7,550	SBC Communications, Inc.	192,903
3,471	Verizon Communications, Inc.	136,931

		542,001

	Tools & Accessories -- 2.4%
5,800	Snap-On, Inc.	168,374
6,700	Stanley Works, The	184,920
		353,294

	Total Common Stocks (Cost $12,262,765)	12,535,435

CORPORATE BONDS (1.8%)
	Banks -- 0.4%
$ 50,000	Bank One Corp., 8.000%, 4/29/27	65,673

	Foreign Banks -- 0.5%
50,000	Quebec Province, 7.500%, 9/15/29	66,638

	Machinery - Farm -- 0.5%
50,000	Deere & Co., 8.100%, 5/15/30	67,082

	Telephone & Telecommunications -- 0.4%
50,000	Bell Atlantic New Jersey, Inc., 7.850%, 11/15/29	64,179

	Total Corporate Bonds (Cost $198,638)	263,572

CASH EQUIVALENT -- 12.7%
1,875,283	Huntington Money Market Fund, Interfund Class*	1,875,283

	Total Cash Equivalent (Cost $1,875,283)	1,875,283

	Total (Cost $14,336,686) (a)	$ 14,674,290

Huntington VA Rotating Markets Fund

Portfolio of Investments
June 30, 2003 (Unaudited)

Shares		Value
MUTUAL FUNDS -- 91.7%
2,499	iShares Russell 1000 Growth Fund	$ 102,584
9,867	iShares Russell 1000 Index Fund	513,973
2,006	iShares Russell 1000 Value Fund	101,443
36	iShares Russell Midcap Growth Fund	2,219
4,172	iShares S&P 500 Index Fund	407,938
2,156	iShares S&P 500/Barra Fund	102,841
2,065	iShares S&P 500/Barra Growth Index Fund	102,424
7,115	Nasdaq 100 Index Fund	213,094
5,248	SPDR Trust Series 1	512,363

	Total Mutual Funds (Cost $1,892,247)	2,058,879

CASH EQUIVALENT -- 8.2%
183,086	Huntington Money Market Fund, Interfund Class*	183,086

	Total Cash Equivalent (Cost $183,086)	183,086

	Total (Cost $2,075,333) (a)	$ 2,241,965

Huntington VA Dividend Capture Fund

Portfolio of Investments
June 30, 2003 (Unaudited)

Shares		Value
COMMON STOCKS -- 54.2%
	Aerospace & Defense -- 1.0%
3,000	Raytheon Co.	$ 98,520

	Agricultural Operations -- 0.5%
2,250	Monsanto Co.	48,690

	Auto/Truck Parts & Equipment -- 1.2%
4,000	Delphi Corp.	34,520
4,250	Ford Motor Co.	46,708
1,000	General Motors Corp.	36,000

		117,228

	Banks -- 7.4%
1,750	Bank of America Corp.	138,303
2,100	Citigroup, Inc.	89,880
5,000	J.P. Morgan Chase & Co.	170,899
2,000	Regions Financial Corp.	67,560
2,000	Union Planters Corp.	62,060
2,000	Wachovia Corp.	79,920
1,100	Washington Federal, Inc.	25,443
2,000	Washington Mutual, Inc.	82,600

		716,665

	Chemicals -- 0.6%
1,100	PPG Industries, Inc.	55,814

	Consumer Products/Services -- 0.6%
1,150	Fortune Brands, Inc.	60,030

	Diversified Operations -- 0.6%
400	Eaton Corp.	31,444
750	Textron, Inc.	29,265

		60,709

	Drugs & Health Care -- 0.4%
1,000	Pfizer, Inc.	34,150

	Electric Utility -- 1.2%
1,000	Detroit Edison Co.	38,640
1,250	Exelon Corp.	74,763

		113,403

	Electrical Equipment -- 1.2%
2,000	Cooper Industries Ltd., Class A	82,600
1,250	Rockwell International Corp.	29,800

		112,400

	Entertainment -- 0.1%
500	The Walt Disney Co.	9,875

	Financial Services -- 1.3%
3,000	American Capital Strategies	74,820
1,000	Hartford Financial Services Group, Inc.	50,360

		125,180

	Food & Beverages -- 0.4%
2,000	SUPERVALU, Inc.	42,640

	Gas & Natural Gas -- 1.1%
3,000	Keyspan Corp.	106,350

	Household Products -- 0.3%
2,000	Kimball International, Inc., Class B	31,200

	Insurance -- 5.0%
3,000	ACE Ltd.	$ 102,870
3,000	Allstate Corp.	106,950
2,000	Cigna Corp.	93,880
1,600	Cincinnati Financial Corp.	59,344
3,000	Jefferson-Pilot Corp.	124,379

		487,423

	Metals & Mining -- 1.0%
500	Alcan Aluminum Ltd.	15,645
4,500	Timken Co.	78,795

		94,440

	Miscellaneous Business Services -- 0.4%
1,500	Ryder System, Inc.	38,430

	Oil Companies - Integrated -- 2.3%
750	Halliburton Co.	17,250
1,750	Kerr-Mcgee Corp.	78,400
3,750	Occidental Petroleum Corp.	125,813

		221,463

	Paperboard Containers & Boxes -- 0.4%
900	Bemis Co.	42,120

	Petroleum & Petroleum Products -- 2.6%
2,000	ConocoPhillips	109,600
4,300	Marathon Oil Corp.	113,304
700	Sunoco, Inc.	26,418

		249,322

	Real Estate Investment Trusts -- 19.1%
1,150	Apartment Investment & Management Co.	39,790
2,500	Archstone-Smith Trust	60,000
2,750	Arden Realty, Inc.	71,363
2,500	Avalonbay Communities, Inc.	106,599
1,750	Bedford Property Investors, Inc.	49,700
2,750	Brandywine Realty Trust	67,705
2,000	Capital Automotive Real Estate Investment Trust, Inc.	55,980
2,000	CarrAmerica Realty Corp.	55,620
500	CBL & Associates Properties, Inc.	21,500
750	Commercial NET Lease Realty	12,930
1,500	Developers Diversified Realty Corp.	42,660
1,000	EastGroup Properties, Inc.	27,000
3,000	Entertainment Properties	86,250
7,500	Equity Inns, Inc.	51,750
5,000	Equity Office Properties Trust	135,049
2,000	Equity Residential Properties Trust	51,900
2,000	First Industrial Realty Trust, Inc.	63,200
4,000	Glenborough Realty Trust, Inc.	76,600
4,000	Great Lakes Real Estate Investment Trust, Inc	64,000
2,000	Health Care Real Estate Investment Trust, Inc.	61,000
250	Healthcare Realty Trust, Inc.	7,288
500	Hospitality Properties Trust	15,625
4,500	HRPT Properties Trust	41,400
3,250	Koger Equity, Inc.	55,998
5,250	Kramont Realty Trust	86,625
1,500	Liberty Property Trust	51,900
COMMON STOCKS -- (continued)
	Real Estate Investment Trusts -- (continued)
2,000	Macerich Co.	$ 70,260
1,000	Mack-Cali Realty Corp.	36,380
1,500	Mid-America Apartment Communities, Inc.	40,515
4,000	New Plan Excel Realty Trust	85,400
1,500	Simon Property Group, Inc.	58,545
1,500	Sovran Self Storage, Inc.	47,250
500	Vornado Realty Trust	21,800
2,500	Winston Hotels, Inc.	20,425

		1,840,007

	Restaurants -- 1.0%
3,500	Bob Evans Farms, Inc.	96,705

	Retail -- 1.3%
3,250	J.C. Penney Co., Inc.	54,763
2,000	Sears, Roebuck & Co.	67,280

		122,043

	Telephone & Telecommunications -- 2.5%
2,400	Alltel Corp.	115,728
4,750	BellSouth Corp.	126,493

		242,221

	Textiles -- 0.5%
1,500	V.F. Corp.	50,955

	Tires & Tubes -- 0.2%
1,325	Cooper Tire & Rubber Co.	23,307

	Total Common Stocks (Cost $4,903,917)	5,241,290

PREFERRED STOCK -- 37.3%
	Auto-Cars/Light Trucks -- 1.0%
4,000	General Motors Corp., 7.375%	100,800

	Bank Holding Companies -- 3.0%
2,150	Bank One Capital I, 8.000%	57,534
5,500	RenaissanceRe Holdings Ltd., Series B, 7.300%	146,300
3,000	Suntrust Capital IV, 7.125%	81,780

		285,614

	Brokerage Services -- 2.0%
5,000	Bear Stearns Capital Trust II, 7.500%	127,250
2,500	Lehman Bros. Holding Capital Trust, 8.000%	65,275

		192,525

	Commercial Banks -- 5.3%
6,000	ASBC Capital I, 7.625%	165,000
8,000	Compass Capital, 7.350%	217,600
5,000	PLC Capital Trust, 7.250%	134,650

		517,250

	Computer Services -- 0.3%
1,400	Electronic Data Systems, 7.625%	30,870

	Electrical Services -- 6.5%
5,000	Detroit-Edison Corp. 7.375%	127,000
5,000	Energy East Capital Trust I, 8.250%	138,250
7,000	Entergy LA, Inc., 7.600%	192,500
6,500	FPC Capital I, Series A, 7.100%	166,075

		623,825

	Financial Services -- 9.6%
650	BancWest Capital I, 9.500%	$ 18,857
5,000	Everest Cap Trust, 7.850%	137,450
3,500	Hartford Life Capital II, Series B, 7.625%	96,040
3,500	Household Capital Trust V, Series X, 10.000%	98,525
8,500	Merrill Lynch Capital Trust V, 7.280% (b)	236,555
5,100	Morgan Stanley Capital Trust II, 7.250%	138,720
7,800	National Commerce Capital Trust II, 7.700%	212,550

		938,697

	Fire, Marine & Casualty Insurance -- 2.6%
5,000	Ace Ltd., Series C, 7.800%	126,250
4,500	PartnerRe Capital Trust I, 7.900%	121,950

		248,200

	Life/Health Insurance -- 3.3%
4,000	Aetna, Inc., 8.500%	110,280
7,500	Lincoln National Capital V, Series E, 7.650%	205,575

		315,855

	Natural Gas Transmission -- 1.6%
5,500	Dominion CNG Capital Trust I, 7.800%	151,470

	Real Estate Investment Trusts -- 2.1%
7,500	Public Storage, Series R, 8.000%	202,125

	Total Preferred Stock (Cost $3,517,735)	3,607,231

MUTUAL FUNDS -- 2.7%
	Exchange Traded Funds -- 2.7%
8,500	AMEX Technology Select Sector	145,095
3,750	Nasdaq 100 Index Fund	112,313

	Total Mutual Funds (Cost $234,682)	257,408

CASH EQUIVALENT -- 6.6%
639,926	Huntington Money Market Fund, Interfund Class*	639,926

	Total Cash Equivalent (Cost $639,926)	639,926

	Total (Cost $9,296,260) (a)	$ 9,745,855

Huntington VA Mid Corp America Fund

Portfolio of Investments
June 30, 2003 (Unaudited)

Shares		Value
COMMON STOCKS -- 81.8%
	Aerospace & Defense -- 0.3%
375	Alliant Techsystems, Inc. (b)	$ 19,466

	Amusement & Recreation Services -- 0.1%
300	Boyd Gaming Corp. (b)	5,178

	Apparel & Textiles -- 2.4%
1,227	Columbia Sportswear Co. (b)	63,080
300	G & K Services, Inc., Class A	8,880
228	Jones Apparel Group, Inc. (b)	6,671
744	Liz Claiborne, Inc.	26,226
400	Reebok International Ltd. (b)	13,452
1,400	UniFirst Corp.	30,660

		148,969

	Auto/Truck Parts & Equipment -- 1.2%
100	Cummins Engine, Inc.	3,589
748	Johnson Controls, Inc.	64,028
195	Superior Industries International, Inc.	8,132

		75,749

	Banks -- 5.9%
1,200	Amcore Financial, Inc.	27,936
700	BancorpSouth, Inc.	14,595
1,700	Banknorth Group, Inc.	43,384
618	BOK Financial Corp. (b)	23,836
1,100	Chittenden Corp.	30,085
821	Compass Bancshares, Inc.	28,678
15	Fulton Financial Corp.	298
900	M & T Bank Corp.	75,798
1,200	MAF Bancorp, Inc.	44,484
500	National Commerce Financial Corp.	11,095
1,100	Old National Bancorp	25,300
1,200	Provident Bankshares Corp.	30,492
182	TCF Financial Corp.	7,251

		363,232

	Beer, Wine, & Distilled Beverages -- 0.7%
860	Adolph Coors Co., Class B	42,123

	Biotechnology -- 1.1%
586	Cephalon, Inc. (b)	24,120
1,178	Invitrogen Corp. (b)	45,200

		69,320

	Building & Construction -- 3.8%
800	Beazer Homes USA, Inc. (b)	66,800
700	Centex Corp.	54,453
500	Florida Rock Industries	20,640
938	Insituform Technologies, Inc., Class A (b)	16,584
700	Lafarge North America Corp.	21,630
961	Pulte Homes, Inc.	59,255

		239,362

	Business Services -- 0.2%
640	Viad Corp.	14,330

	Chemicals -- 1.3%
200	Albemarle Corp.	5,594
658	Cytec Industries, Inc. (b)	22,240
307	H.B. Fuller Co.	6,760
	Chemicals -- (continued)
760	Lubrizol Corp.	$ 23,552
500	Minerals Technologies, Inc.	24,331

		82,477

	Circuits -- 0.2%
900	Integrated Device Technology, Inc. (b)	9,945

	Communications Equipment -- 2.1%
1,300	Advanced Fibre Communications, Inc. (b)	21,151
1,400	Enterasys Networks, Inc. (b)	4,242
200	Harris Corp.	6,010
1,859	L-3 Communications Corp. (b)	80,847
828	Scientific-Atlanta, Inc.	19,740

		131,990

	Computer Services -- 2.1%
450	Activision, Inc. (b)	5,814
259	Affiliated Computer Services, Inc. (b)	11,844
600	CACI International, Inc., Class A (b)	20,580
1,800	Intergraph Corp. (b)	38,700
2,900	JDA Software Group, Inc. (b)	32,451
300	Pinnacle Systems, Inc. (b)	3,210
741	Sungard Data Systems, Inc. (b)	19,199

		131,798

	Computers -- 0.9%
1,200	Advanced Digital Information Corp. (b)	11,988
274	NCR Corp. (b)	7,020
100	Sandisk Corp. (b)	4,035
1,300	Storage Technology Corp. (b)	33,462

		56,505

	Computers, Peripherals & Software -- 1.5%
400	Borland Software Corp. (b)	3,908
1,200	Citrix Systems, Inc. (b)	24,432
600	Cognos, Inc. (b)	16,200
800	NetIQ Corp. (b)	12,368
1,000	Novell, Inc. (b)	3,080
540	Progress Software Corp. (b)	11,194
1,600	Rainbow Technologies, Inc. (b)	13,456
600	Sybase, Inc. (b)	8,346

		92,984

	Consulting Services -- 0.7%
2,610	Forrester Research, Inc. (b)	42,700

	Containers - Paper/Plastic -- 0.3%
800	Pactiv Corp. (b)	15,768

	Diversified Operations -- 1.6%
2,900	Griffon Corp. (b)	46,400
321	Teleflex, Inc.	13,659
1,100	Textron, Inc.	42,922

		102,981

	Drugs & Health Care -- 1.3%
490	Barr Laboratories, Inc. (b)	32,095
1,296	ICN Pharmaceuticals, Inc.	21,721
835	Mylan Laboratories, Inc.	29,033

		82,849

COMMON STOCKS -- (continued)
	E-Commerce & Services -- 0.5%
800	Interactivecorp, Inc. (b)	$ 31,656

	Electrical Components -- 1.7%
300	Aeroflex, Inc. (b)	2,322
100	C&D Technologies, Inc.	1,436
900	Elbit Systems Ltd.	17,460
1,100	Intersil Corp., Class A (b)	29,271
1,300	Rayovac Corp. (b)	16,835
2,000	Thomas & Betts Corp. (b)	28,900
981	Vishay Intertechnology, Inc. (b)	12,949

		109,173

	Electrical Equipment -- 0.7%
956	Cooper Industries Ltd., Class A	39,483
100	PerkinElmer, Inc.	1,381

		40,864

	Electrical Services -- 0.9%
888	Allete, Inc.	23,576
100	DP&L, Inc.	1,594
1,091	Energy East Corp.	22,649
529	Teco Energy, Inc.	6,343

		54,162

	Electronic Components -- 0.0%
100	Benchmark Electronics, Inc. (b)	3,076

	Environmental Services -- 0.4%
700	Stericycle, Inc. (b)	26,936

	Financial Services -- 6.1%
550	Allied Capital Corp.	12,705
1,100	Ambac Financial Group, Inc.	72,874
584	AmeriCredit Corp. (b)	4,993
737	Bear Stearns Companies, Inc.	53,374
859	City National Corp.	38,277
1,300	Cullen/Frost Bankers, Inc.	41,730
541	Federal Agricultural Mortgage Corp., Class C (b)	12,091
700	First American Financial Corp.	18,445
1,132	First Tennessee National Corp.	49,706
700	Firstmerit Corp.	16,002
678	Legg Mason, Inc.	44,036
500	Wilmington Trust Corp.	14,675

		378,908

	Food & Beverages -- 2.3%
1,300	Constellation Brands, Inc. (b)	40,820
1,500	McCormick & Co., Inc.	40,800
1,211	Ralcorp Holding, Inc. (b)	30,227
300	Smithfield Foods, Inc. (b)	6,876
634	SUPERVALU, Inc.	13,517
870	Tyson Foods, Inc., Class A	9,239

		141,479

	Gas & Natural Gas -- 4.1%
1,400	AGL Resources	35,616
1,100	Atmos Energy Corp.	27,280
700	Keyspan Corp.	24,815
1,081	MDU Resources Group, Inc.	36,203
	Gas & Natural Gas -- (continued)
600	National Fuel Gas Co.	$ 15,630
1,200	New Jersey Resources Corp.	42,600
800	Peoples Energy Corp.	34,312
1,164	Questar Corp.	38,959

		255,415

	Health Care Equipment & Supplies -- 0.8%
470	Hillenbrand Industries, Inc.	23,712
1,400	Viasys Healthcare, Inc. (b)	28,980

		52,692

	Household Products -- 1.4%
720	Church & Dwight Co., Inc.	23,566
900	Ferro Corp.	20,277
1,500	RPM, Inc.	20,625
330	Whirlpool Corp.	21,021

		85,489

	Insurance -- 3.3%
1,100	Allmerica Financial Corp. (b)	19,789
843	Fidelity National Financial, Inc.	25,931
930	Nationwide Financial Services, Inc.	30,225
533	Old Republic International Corp.	18,266
443	PMI Group, Inc.	11,890
1,223	Protective Life Corp.	32,715
727	Torchmark Corp.	27,081
700	Triad Guaranty, Inc. (b)	26,565
1,300	UnumProvident Corp.	17,433

		209,895

	Lasers - Systems/Components -- 0.1%
340	Coherent, Inc. (b)	8,136

	Leisure -- 0.8%
500	Brunswick Corp.	12,510
485	Callaway Golf Co.	6,412
1,282	Royal Caribbean Cruises Ltd.	29,691

		48,613

	Machinery -- 1.6%
100	AptarGroup, Inc.	3,600
1,300	Kadant, Inc. (b)	24,375
719	Kennametal, Inc.	24,331
536	Parker Hannifin Corp.	22,507
684	Tecumseh Products Co., Class A	26,204

		101,017

	Measuring Devices -- 1.1%
188	FLIR Systems, Inc. (b)	5,668
407	Tektronix, Inc. (b)	8,791
1,789	Thermo Electron Corp. (b)	37,605
800	Trimble Navigation Ltd. (b)	18,344

		70,408

	Medical & Medical Services -- 3.5%
500	Coventry Health Care, Inc. (b)	23,080
500	Incyte Genomics, Inc. (b)	2,320
633	Lincare Holdings, Inc. (b)	19,946
1,120	Owens & Minor, Inc.	25,032
500	Oxford Health Plans, Inc. (b)	21,015
1,000	Pediatrix Medical Group, Inc. (b)	35,650
COMMON STOCKS -- (continued)
	Medical & Medical Services -- (continued)
600	Renal Care Group, Inc. (b)	$ 21,126
900	Respironics, Inc. (b)	33,768
604	St. Jude Medical, Inc. (b)	34,730

		216,667

	Medical Instruments -- 0.0%
100	Apogent Technologies, Inc. (b)	2,000

	Metal Processors & Fabrication -- 0.8%
1,600	Precision Castparts Corp.	49,760

	Miscellaneous Business Services -- 1.9%
100	Cadence Design Systems, Inc. (b)	1,206
200	Electronic Arts, Inc. (b)	14,798
900	EMCOR Group, Inc. (b)	44,424
752	NCO Group, Inc. (b)	13,468
900	Ryder System, Inc.	23,058
400	Symantec Corp. (b)	17,544
1,000	US Oncology, Inc. (b)	7,390

		121,888

	Office Equipment & Services -- 0.3%
2,000	IKON Office Solutions, Inc.	17,800

	Oil & Gas - Exploration & Production -- 1.5%
1,007	Devon Energy Corp.	53,774
1,000	Suncor Energy, Inc.	18,750
800	Unocal Corp.	22,952

		95,476

	Oil Equipment & Services -- 0.1%
207	Weatherford International, Inc. (b)	8,673

	Paper & Paper Products -- 0.7%
1,200	Rock-Tenn Co.	20,340
1,500	Smurfit-Stone Container Corp. (b)	19,545
249	Sonoco Products Co.	5,981

		45,866

	Paperboard Containers & Boxes -- 0.6%
800	Bemis Co.	37,440

	Personal Products -- 0.7%
2,200	NBTY, Inc. (b)	46,332

	Petroleum & Petroleum Products -- 5.0%
1,378	Apache Corp.	89,652
958	Chesapeake Energy Corp. `	9,676
600	Forest Oil Corp. (b)	15,072
100	Helmerich & Payne, Inc.	2,920
800	Murphy Oil Corp.	42,080
2,250	Patina Oil & Gas Corp.	72,338
1,369	Tidewater, Inc.	40,208
543	Unit Corp. (b)	11,354
509	Valero Energy Corp.	18,492
1,300	Vintage Petroleum, Inc.	14,664

		316,456

	Pharmaceuticals -- 0.9%
700	Biovail Corp. (b)	32,942
700	Omnicare Inc.	23,653

		56,595

	Pipelines -- 0.7%
900	Enbridge Energy Partners LP	$ 43,110

	Pollution Control -- 0.2%
579	Pall Corp.	13,028

	Printing & Publishing -- 1.1%
900	Banta Corp.	29,133
1,168	Paxar Corp. (b)	12,848
1,000	R.R. Donnelley & Sons Co.	26,140

		68,121

	Real Estate Investment Trust -- 0.3%
527	LNR Property Corp.	19,710

	Restaurants -- 0.9%
758	Applebee's International, Inc.	23,823
330	Brinker International, Inc. (b)	11,887
400	Papa John's International, Inc. (b)	11,220
378	Ruby Tuesday, Inc.	9,348

		56,278

	Retail -- 3.0%
549	Abercrombie & Fitch Co., Class A (b)	15,597
1,100	AnnTaylor Stores Corp. (b)	31,845
1,200	Furniture Brands International, Inc. (b)	31,320
600	Nieman Marcus Group, Inc. (b)	21,960
1,579	Nordstrom, Inc.	30,822
1,000	Sonic Automotives, Inc. (b)	21,910
900	Zales Corp. (b)	36,000

		189,454

	Semiconductor Equipment -- 1.3%
100	DuPont Photomasks, Inc. (b)	1,883
2,000	ESS Technology, Inc. (b)	19,500
1,078	Imation Corp.	40,770
692	International Rectifier Corp. (b)	18,559
117	Varian Semiconductor Equipment, Inc. (b)	3,482

		84,194

	Steel -- 0.2%
431	Engelhard Corp.	10,676

	Telephone & Telecommunications -- 0.9%
507	CenturyTel, Inc.	17,669
2,400	Ciena Corp. (b)	12,456
400	Commonwealth Telephone Enterprises, Inc. (b)	17,588
400	US Cellular Corp. (b)	10,180

		57,893

	Tires & Tubes -- 0.1%
387	Cooper Tire & Rubber Co.	6,807

	Tools & Accessories -- 0.4%
700	Snap-On, Inc.	20,321
193	Stanley Works, The	5,327

		25,648

	Wholesale Distribution -- 1.9%
1,200	AmerisourceBergen Corp.	83,220
600	BorgWarner, Inc.	38,640

		121,860

COMMON STOCKS -- (continued)
	Woven Carpets & Rugs -- 1.3%
1,500	Mohawk Industries, Inc. (b)	$ 83,295

	Total Common Stocks (Cost $4,849,380)	5,140,672

MUTUAL FUNDS -- 7.7%
	Exchange Traded Funds -- 7.7%
2,500	iShares S&P Midcap 400	240,000
2,752	Midcap SPDR Trust Series I	241,405

	Total Mutual Funds (Cost $458,969)	481,405

CASH EQUIVALENT -- 10.3%
646,872	Huntington Money Market Fund, Interfund Class*	646,872

	Total Cash Equivalent (Cost $646,872)	646,872

	Total (Cost $5,955,221) (a)	$ 6,268,949

Huntington VA New Economy Fund

Portfolio of Investments
June 30, 2003 (Unaudited)

Shares		Value
COMMON STOCKS -- 96.7%
	Advertising Sales -- 0.6%
280	Lamar Advertising Co. (b)	$ 9,859

	Aerospace/Defense -- 0.5%
100	Lockheed Martin Corp.	4,757
36	Northrop Grumman Corp.	3,106

		7,863

	Airlines -- 0.1%
80	SkyWest, Inc.	1,525

	Amusement & Recreation Services -- 0.6%
602	Aztar Corp. (b)	9,698

	Apparel & Textiles -- 2.4%
180	Fossil, Inc. (b)	4,241
76	G & K Services, Inc., Class A	2,250
70	Jones Apparel Group, Inc. (b)	2,048
260	K-Swiss, Inc., Class S	8,975
170	Liz Claiborne, Inc.	5,993
332	Reebok International Ltd. (b)	11,164
133	UniFirst Corp.	2,913

		37,584

	Auto/Truck Parts & Equipment -- 2.1%
200	Autoliv, Inc.	5,416
115	Group 1 Automotive, Inc. (b)	3,727
53	Johnson Controls, Inc.	4,537
124	Lear Corp. (b)	5,706
76	Magna International, Inc.	5,113
122	PACCAR, Inc.	8,242

		32,741

	Banks -- 6.3%
100	Bank of Hawaii Corp.	3,315
190	Countrywide Credit Industries, Inc.	13,217
240	Dime Community Bancshares	6,108
176	GreenPoint Financial Corp.	8,965
190	Independence Community Bank Corp.	5,362
165	MB Financial, Inc.	6,607
138	New York Community Bancorp, Inc.	4,014
46	North Fork Bancorporation, Inc.	1,567
174	R & G Finanical Corp., Class B	5,168
246	Regions Financial Corp.	8,310
383	SouthTrust Corp.	10,418
310	Sovereign Bancorp	4,852
166	UCBH Holdings, Inc.	4,761
262	Washington Mutual, Inc.	10,820
100	Webster Financial Corp.	3,780

		97,264

	Batteries/ Battery Systems -- 1.0%
490	Energizer Holdings, Inc. (b)	15,386

	Beer, Wine, & Distilled Beverages -- 0.1%
40	Adolph Coors Co., Class B	1,959

	Building & Construction -- 6.4%
235	Centex Corp.	18,280
111	Clayton Homes, Inc.	1,393
486	D. R. Horton, Inc.	13,656

120	KB Home	7,438

	Building & Construction -- (continued)
60	Lafarge North America Corp.	$ 1,854
120	Lennar Corp.	8,580
7	Lennar Corp., Class B	481
142	M/I Schottenstein Homes, Inc.	6,061
148	MDC Holdings, Inc.	7,145
22	NVR, Inc. (b)	9,042
124	Ryland Group, Inc.	8,606
310	Simpson Manufacturing Co., Inc. (b)	11,346
190	Standard-Pacific Corp.	6,300

		100,182

	Chemicals -- 0.9%
140	A. Schulman, Inc.	2,248
245	Airgas, Inc.	4,104
100	Albemarle Corp.	2,797
170	Cytec Industries, Inc. (b)	5,746

		14,895

	Commercial Services & Supplies -- 1.4%
168	Cendant Corp. (b)	3,078
74	ChoicePoint, Inc. (b)	2,554
104	Concord EFS, Inc. (b)	1,531
312	Interactive Data Corp. (b)	5,273
370	StarTek (b)	9,731

		22,167

	Communications Equipment -- 0.5%
190	L-3 Communications Corp. (b)	8,263

	Computer Services -- 3.9%
389	Activision, Inc. (b)	5,019
587	Intergraph Corp. (b)	12,621
74	JDA Software Group, Inc. (b)	828
800	Pinnacle Systems, Inc. (b)	8,560
140	Pixar Animation Studios Corp. (b)	8,518
207	Sungard Data Systems, Inc. (b)	5,363
188	Syntel, Inc. (b)	2,957
630	Take-Two Interactive Software, Inc. (b)	17,854

		61,720

	Consumer Products -- 0.6%
190	The Scotts Co. (b)	9,405

	Crude Petroleum & Natural Gas -- 1.0%
480	PATTERSON-UTI Energy, Inc. (b)	15,552

	Data Processing/Management -- 0.7%
710	Acxiom Corp. (b)	10,714

	Distribution/Wholesale -- 0.7%
44	CDW Corp. (b)	2,015
280	Fastenal Co.	9,503

		11,518

	Diversified Operations -- 2.6%
720	A.O. Smith Corp.	20,268
310	Clarcor, Inc.	11,951
370	Griffon Corp. (b)	5,920
190	Lydall, Inc. (b)	2,033
140	Walter Industries, Inc.	1,645

		41,817

COMMON STOCKS -- (continued)
	E-Commerce & Services -- 2.0%
144	Expedia, Inc., Class A (b)	$ 10,999
293	Interactivecorp, Inc. (b)	11,602
900	WebMD Corp. (b)	9,747

		32,348

	Electronic Components -- 1.2%
170	Benchmark Electronics, Inc. (b)	5,229
280	Gentex Corp. (b)	8,571
480	Methode Electronics	5,160
860	Viscount Systems, Inc. (b)	224

		19,184

	Electronic Measuring Instruments -- 2.1%
720	Garmin Ltd. (b)	28,706
180	Itron, Inc. (b)	3,881

		32,587

	Environmental Services -- 0.3%
120	Stericycle, Inc. (b)	4,618

	Financial Services -- 3.7%
83	Commercial Federal Corp.	1,760
478	Doral Financial Corp.	21,342
440	First American Financial Corp.	11,594
242	First Data Corp.	10,028
70	Golden West Financial Corp.	5,601
190	H & R Block, Inc.	8,218

		58,543

	Food & Beverages -- 2.5%
72	American Italian Pasta Co. (b)	2,999
196	Bob Evans Farms, Inc.	5,415
318	Constellation Brands, Inc. (b)	9,986
110	Fresh Del Monte Produce, Inc.	2,826
200	Sensient Technologies Corp.	4,598
140	Whole Foods Market, Inc. (b)	6,654
258	YUM! Brands, Inc. (b)	7,626

		40,104

	Gambling -- 0.7%
78	Ameristar Casinos, Inc. (b)	1,665
113	Argosy Gaming Co. (b)	2,363
111	Isle of Capris Casinos, Inc. (b)	1,835
262	Penn National Gaming, Inc. (b)	5,384

		11,247

	Glass Containers -- 0.5%
190	Ball Corp.	8,647

	Hotels & Lodging -- 0.4%
110	Mandalay Resort Group	3,504
100	MGM Grand, Inc. (b)	3,418

		6,922

	Household Furnishings -- 0.3%
39	American Woodmark Corp.	1,816
110	La-Z-Boy, Inc.	2,462

		4,278

	Household Products -- 0.1%
33	Whirlpool Corp.	2,102

	Insurance -- 2.0%
170	Fidelity National Financial, Inc.	$ 5,229
81	Loews Corp.	3,830
310	Old Republic International Corp.	10,624
180	Protective Life Corp.	4,815
154	UnitedHealth Group, Inc.	7,739

		32,237

	Insurance - Life & Health -- 0.5%
270	AFLAC, Inc.	8,303

	Internet Services -- 0.1%
153	Alloy, Inc. (b)	987

	Leisure -- 0.2%
170	Royal Caribbean Cruises Ltd.	3,937

	Linen Supply -- 0.2%
170	Angelica Corp.	2,882

	Machinery -- 0.9%
400	AGCO Corp. (b)	6,833
143	Albany International Corp., Class A	3,918
220	Lennox International, Inc.	2,831

		13,582

	Measuring Devices -- 0.3%
152	FLIR Systems, Inc. (b)	4,583

	Medical & Medical Services -- 11.3%
140	Aetna US Healthcare, Inc.	8,428
410	Apria Healthcare Group, Inc. (b)	10,201
172	Becton, Dickinson & Co.	6,682
114	Bio-Rad Laboratories, Inc., Class A (b)	6,310
260	Conmed Corp. (b)	4,748
140	Coventry Health Care, Inc. (b)	6,462
260	Curative Health Services, Inc. (b)	4,420
170	DaVita, Inc. (b)	4,553
280	Dentsply International, Inc.	11,452
46	Diagnostic Products Corp.	1,888
420	First Health Group Corp. (b)	11,592
110	HCA-The Healthcare Co.	3,524
480	Henry Schein, Inc. (b)	25,123
356	Hologic, Inc. (b)	4,692
83	Johnson & Johnson, Inc.	4,291
80	Medtronic, Inc.	3,838
59	Ocular Sciences, Inc. (b)	1,171
280	Patterson Dental Co. (b)	12,706
44	Pediatrix Medical Group, Inc. (b)	1,569
78	Pharmaceutical Resources, Inc. (b)	3,795
290	Renal Care Group, Inc. (b)	10,211
100	St. Jude Medical, Inc. (b)	5,750
168	STERIS Corp. (b)	3,879
43	Tenet Healthcare Corp. (b)	501
140	Triad Hospitals, Inc. (b)	3,475
262	Varian Medical Systems, Inc. (b)	15,083

		176,344

	Medical - HMO -- 3.1%
680	Humana, Inc. (b)	10,268
140	Mid Atlantic Medical Services, Inc. (b)	7,322
370	PacifiCare Health Systems, Inc. (b)	18,252
COMMON STOCKS -- (continued)
	Medical - HMO -- (continued)
150	Sierra Health Services, Inc. (b)	$ 3,000
120	Wellpoint Health Networks (b)	10,116

		48,958

	Metals & Mining -- 1.2%
105	Barrick Gold Corp.	1,880
190	Commercial Metals Co.	3,380
430	Freeport-McMoran Copper & Gold, Inc., Class B	10,534
170	Timken Co.	2,977

		18,771

	Miscellaneous Business Services -- 5.9%
48	Action Performance Companies, Inc.	912
187	Caremark Rx, Inc. (b)	4,802
62	Deluxe Corp.	2,778
115	Electronic Arts, Inc. (b)	8,509
146	EMCOR Group, Inc. (b)	7,207
317	Fair Issac & Co., Inc.	16,310
502	GTECH Holdings Corp. (b)	18,900
240	New England Business Services, Inc.	7,200
79	Overture Services, Inc. (b)	1,432
370	Ryder System, Inc.	9,479
170	Symantec Corp. (b)	7,456
1,090	US Oncology, Inc. (b)	8,055

		93,040

	Office Equipment & Supplies -- 0.2%
77	John H. Harland Co.	2,015
80	Standard Register Co.	1,318

		3,333

	Oil Company - Exploration & Production -- 2.5%
310	Occidental Petroleum Corp.	10,401
290	Pogo Producing Co.	12,397
260	Varco International, Inc. (b)	5,096
603	XTO Energy, Inc.	12,126

		40,020

	Paper & Paper Products -- 0.2%
180	Rock-Tenn Co.	3,051

	Personal Products -- 0.2%
113	NBTY, Inc. (b)	2,380

	Professional Services -- 0.7%
116	Apollo Group, Inc. (b)	7,164
40	Strayer Education, Inc.	3,178

		10,342

	Railroad Transportation -- 0.1%
44	CSX Corp.	1,324

	Raw Materials -- 0.1%
110	Cleveland Cliffs, Inc. (b)	1,964

	Real Estate Investment Trust -- 0.6%
240	Annaly Mortgage Management, Inc.	4,779
78	LNR Property Corp.	2,917
142	Ventas, Inc.	2,151

		9,847

	Recreation & Utility Trailer Dealers -- 0.6%
112	Thor Industries, Inc.	$ 4,572
113	Winnebago Industries, Inc.	4,283

		8,855

	Retail -- 8.4%
120	AnnTaylor Stores Corp. (b)	3,474
169	Applebee's International, Inc.	5,312
287	AutoNation, Inc. (b)	4,512
187	Bed Bath & Beyond, Inc. (b)	7,257
113	Borders Group, Inc. (b)	1,990
36	Carmax, Inc. (b)	1,085
144	Chico's FAS, Inc. (b)	3,031
83	Circuit City Stores, Inc.	730
194	Cracker Barrel Group, Inc.	7,539
90	Dillards Department Stores, Inc.	1,212
48	Family Dollar Stores, Inc.	1,831
128	Fred's, Inc.	4,759
100	Furniture Brands International, Inc. (b)	2,610
257	Hancock Fabrics, Inc.	4,151
142	Hot Topic, Inc. (b)	3,821
138	Landry's Seafood Restaurants, Inc.	3,257
290	Lone Star Steakhouse & Saloon, Inc.	6,313
99	Lowe's Cos., Inc.	4,252
114	Micheal Stores, Inc. (b)	4,339
115	O'Reilly Automotive, Inc. (b)	3,840
156	Office Depot, Inc. (b)	2,264
100	Pep Boys-Manny, Moe & Jack	1,351
468	PETsMART, Inc. (b)	7,801
235	Pier 1 Imports, Inc.	4,794
190	RARE Hospitality International, Inc. (b)	6,209
198	Regis Corp.	5,752
99	Ross Stores, Inc.	4,231
308	Ryan Family Steak Houses, Inc. (b)	4,312
180	Shopko Stores, Inc. (b)	2,340
137	Sonic Automotives, Inc. (b)	3,002
410	TBC Corp. (b)	7,810
235	Tuesday Morning Corp. (b)	6,181

		131,362

	Schools -- 2.1%
480	Career Education Corp. (b)	32,842

	Semiconductor Equipment -- 1.3%
430	Imation Corp.	16,263
235	Zoran Corp. (b)	4,514

		20,777

	Software -- 3.1%
145	Concord Communications, Inc. (b)	1,991
870	Hyperion Solutions Corp. (b)	29,370
390	Inter-Tel, Inc.	8,276
220	Intuit, Inc. (b)	9,797

		49,434

	Steel -- 0.5%
100	Quanex Corp.	2,972
140	Steel Technologies, Inc.	1,415
310	Worthington Industries, Inc.	4,154

		8,541

COMMON STOCKS -- (continued)
	Tires & Tubes -- 0.1%
120	Cooper Tire & Rubber Co.	$ 2,111

	Tools & Accessories -- 0.1%
44	Stanley Works, The	1,214

	Toys & Games -- 0.1%
104	Mattel, Inc.	1,968

	Transportation Services -- 2.9%
290	Airborne, Inc.	6,061
480	C.H. Robinson Worldwide, Inc.	17,069
280	Expeditors International of Washington, Inc.	9,699
175	Heartland Express, Inc. (b)	3,894
139	J.B. Hunt Transport Services, Inc. (b)	5,247
120	Roadway Express, Inc.	3,424

		45,394

	Video Tape Rental -- 0.2%
178	Hollywood Entertainment Corp. (b)	3,062

	Wholesale Distribution -- 0.4%
37	AmerisourceBergen Corp.	2,566
70	BorgWarner, Inc.	4,508

		7,074

	Woven Carpets & Rugs -- 0.4%
121	Mohawk Industries, Inc. (b)	6,719

	Total Common Stocks (Cost $1,392,865)	1,525,930

	Cash Equivalent -- 3.3%
52,529	Huntington Money Market Fund, Interfund Class*	52,529

	Total Cash Equivalent (Cost $52,529)	52,529

	Total (Cost $1,445,394) (a)	$ 1,578,459

Huntington VA Funds

Notes to Portfolio of Investments

(a) See Notes to Financial Statements for unrealized appreciation (depreciation) of securities.

(b) Non-income producing security.

* Affiliated.

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR	--	American Depositary Receipt
SPDR	--	Standard & Poor's Depositary Receipt

Huntington VA Funds

Statements of Assets and Liabilities
June 30, 2003 (Unaudited)

	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA Rotating Markets Fund	Huntington VA Dividend Capture Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Assets:
Investments, at value	$ 7,660,195	$ 14,674,290	$ 2,241,965	$ 9,745,855	$ 6,268,949	$ 1,578,459
Cash	--	59,457	3,963	41,318	16,225	1,544
Income receivable	7,105	29,881	1,954	40,452	4,249	713
Receivable for investments sold	--	--	--	59,971	--	--
Receivable from adviser	181	157	202	336	211	130
Prepaid expenses and other assets	76	177	19	73	68	16

Total assets	7,667,557	14,763,962	2,248,103	9,888,005	6,289,702	1,580,862

Liabilities:
Cash overdraft	484,206	--	--	--	--	--
Payable for investments purchased	--	--	--	205,285	--	--
Accrued expenses and other payables
Investment adviser fees	3,342	7,027	1,075	4,340	2,958	749
Administration fees	418	878	134	543	370	94
Sub-Administration fees	334	703	107	434	296	75
Custodian fees	145	305	47	188	128	32
Portfolio accounting fees	311	504	238	376	310	200
Other	7,489	17,228	1,762	8,134	6,456	1,618

Total liabilities	496,245	26,645	3,363	219,300	10,518	2,768

Net Assets	$ 7,171,312	$ 14,737,317	$ 2,244,740	$ 9,668,705	$ 6,279,184	$ 1,578,094

Net Assets Consists of:
Paid in capital	$ 7,350,539	$ 14,692,663	$ 2,146,770	$ 9,115,051	$ 6,001,071	$ 1,455,850
Net unrealized appreciation (depreciation) of investments	(152,659)	337,604	166,632	449,595	313,728	133,065
Accumulated net realized gain (loss) on investments	(32,257)	(461,162)	(72,697)	(78,596)	(41,153)	(9,373)
Accumulated net investment income (loss)	5,689	168,212	4,035	182,655	5,538	(1,448)

Total Net Assets	$ 7,171,312	$ 14,737,317	$ 2,244,740	$ 9,668,705	$ 6,279,184	$ 1,578,094

Shares Outstanding	943,056	1,564,032	235,387	907,997	592,418	148,313

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 7.60	$ 9.42	$ 9.54	$ 10.65	$ 10.60	$ 10.64

Investments, at cost	$ 7,812,854	$ 14,336,686	$ 2,075,333	$ 9,296,260	$ 5,955,221	$ 1,445,394

Huntington VA Funds

Statements of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA Rotating Markets Fund	Huntington VA Dividend Capture Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Investment Income:
Dividends	$ 29,352	$ 211,485	$ 11,336	$ 195,974	$ 27,030	$ 3,887
Interest	--	7,869	--	--	--	--

Total investment income	29,352	219,354	11,336	195,974	27,030	3,887

Expenses:
Investment adviser fees	14,680	32,596	4,381	17,249	12,896	3,200
Administration fees	1,835	4,075	548	2,156	1,612	400
Sub-Administration fees	1,468	3,260	438	1,725	1,290	320
Custodian fees	636	1,413	190	747	559	139
Transfer and dividend disbursing agent fees and expenses	661	1,490	226	796	604	145
Legal fees	2,439	5,262	824	3,022	2,148	515
Portfolio accounting fees	1,659	2,875	960	1,856	1,535	876
Printing and postage	3,110	6,939	833	3,283	2,675	684
Other	1,495	3,309	463	1,809	1,322	326

Total expenses	27,983	61,219	8,863	32,643	24,641	6,605

Reimbursements from adviser	(3,518)	(6,891)	(1,562)	(3,895)	(3,149)	(1,270)

Net expenses	24,465	54,328	7,301	28,748	21,492	5,335

Net investment income (loss)	4,887	165,026	4,035	167,226	5,538	(1,448)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(21,876)	(28,815)	(54,630)	(43,340)	(47,662)	5,104
Net change in unrealized appreciation/depreciation of investments	268,147	736,127	203,046	475,690	545,172	151,407

Net realized and unrealized gain (loss) on investments	246,271	707,312	148,416	432,350	497,510	156,511

Change in net assets resulting from operations	$ 251,158	$ 872,338	$ 152,451	$ 599,576	$ 503,048	$ 155,063

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Growth Fund		Huntington VA Income Equity Fund		Huntington VA Rotating Markets Fund
	Six Months Ended June 30, 2003	Year Ended Dec. 31, 2002	Six Months Ended June 30, 2003	Year Ended Dec. 31, 2002	Six Months Ended June 30, 2003	Year Ended Dec. 31, 2002
Increase (Decrease) in Net Assets	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ 4,887	$ 2,803	$ 165,026	$ 176,406	$ 4,035	$ (860)
Net realized gain (loss) on investments	(21,876)	(9,499)	(28,815)	(298,590)	(54,630)	(18,067)
Net change in unrealized appreciation/depreciation of investments	268,147	(409,698)	736,127	(577,399)	203,046	(45,501)

Change in net assets resulting from operations	251,158	(416,394)	872,338	(699,583)	152,451	(64,428)

Distributions to Shareholders:
From net investment income	--	(2,001)	--	(173,220)	--	--

Change in net assets resulting from distributions to shareholders	--	(2,001)	--	(173,220)	--	--

Share Transactions:
Proceeds from sales of shares	3,328,214	3,672,461	5,263,343	5,159,774	1,189,214	850,534
Distributions reinvested	--	2,001	--	173,220	--	--
Cost of shares redeemed	(61,646)	(36,853)	(110,280)	(200,915)	(26,596)	(66,532)

Change in net assets resulting from share transactions	3,266,568	3,637,609	5,153,063	5,132,079	1,162,618	784,002

Change in net assets	3,517,726	3,219,214	6,025,401	4,259,276	1,315,069	719,574
Net Assets:
Beginning of period	3,653,586	434,372	8,711,916	4,452,640	929,671	210,097

End of period	$ 7,171,312	$ 3,653,586	$ 14,737,317	$ 8,711,916	$ 2,244,740	$ 929,671

Accumulated net investment income (loss) included in net assets at end of period	$ 5,689	$ 802	$ 168,212	$ 3,186	$ 4,035	$ (860)

Huntington VA Funds

Statements of Changes in Net Assets (continued)

	Huntington VA Dividend Capture Fund		Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund
	Six Months Ended June 30, 2003	Year Ended Dec. 31, 2002	Six Months Ended June 30, 2003	Year Ended Dec. 31, 2002	Six Months Ended June 30, 2003	Year Ended Dec. 31, 2002
Increase (Decrease) in Net Assets	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ 167,226	$ 76,533	$ 5,538	$ (1,525)	$ (1,448)	$ (1,889)
Net realized gain (loss) on investments	(43,340)	(34,959)	(47,662)	8,034	5,104	(14,436)
Net change in unrealized appreciation/depreciation of investments	475,690	(29,177)	545,172	(256,055)	151,407	(37,336)

Change in net assets resulting from operations	599,576	12,397	503,048	(249,546)	155,063	(53,661)

Distributions to Shareholders:
From net investment income	--	(62,054)	--	--	--	--
From net realized gains	--	--	--	(56)	--	--

Change in net assets resulting from distributions to shareholders	--	(62,054)	--	(56)	--	--

Share Transactions:
Proceeds from sales of shares	5,794,739	3,250,384	2,729,298	3,163,014	674,791	639,984
Distributions reinvested	--	62,054	--	56	--	--
Cost of shares redeemed	(121,983)	(86,231)	(59,065)	(96,065)	(7,228)	(58,610)

Change in net assets resulting from share transactions	5,672,756	3,226,207	2,670,233	3,067,005	667,563	581,374

Change in net assets	6,272,332	3,176,550	3,173,281	2,817,403	822,626	527,713
Net Assets:
Beginning of period	3,396,373	219,823	3,105,903	288,500	755,468	227,755

End of period	$ 9,668,705	$ 3,396,373	$ 6,279,184	$ 3,105,903	$ 1,578,094	$ 755,468

Accumulated net investment income (loss) included in net assets at end of period	$ 182,655	$ 15,462	$ 5,538	$ (1,525)	$ (1,448)	$ (1,889)

Huntington VA Funds

Financial Highlights

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Return of Capital Distributions (1)

Huntington VA Growth Fund
2001(4)	$10.00	(0.04)	(0.74)	(0.78)	--	--
2002	$9.22	--	(1.90)	(1.90)	--	--
2003(10)	$7.32	0.01	0.27	0.28	--	--
Huntington VA Income Equity Fund
1999(5)	$10.00	0.06	(0.13)	(0.07)	(0.05)	(0.04)
2000	$9.84	0.33	0.23	0.56	(0.33)	--
2001	$10.07	0.18	0.06	0.24	(0.20)	(0.01)
2002	$10.10	0.23	(1.22)	(0.99)	(0.23)	--
2003(10)	$8.88	0.11	0.43	0.54	--	--
Huntington VA Rotating Markets Fund
2001(6)	$10.00	--	0.45	0.45	--	--
2002	$10.45	(0.01)	(1.57)	(1.58)	--	--
2003(10)	$8.87	0.02	0.65	0.67	--	--
Huntington VA Dividend Capture Fund
2001(6)	$10.00	0.14	0.10	0.24	(0.09)	--
2002	$10.15	0.33	(0.33)	--	(0.34)	--
2003(10)	$9.81	0.16	0.68	0.84	--	--
Huntington VA Mid Corp America Fund
2001(6)	$10.00	(0.02)	1.17	1.15	--	--
2002	$11.15	--	(1.45)	(1.45)	--	--
2003(10)	$9.70	0.01	0.89	0.90	--	--
Huntington VA New Economy Fund
2001(6)	$10.00	(0.03)	0.93	0.90	--	--
2002	$10.90	(0.02)	(1.47)	(1.49)	--	--
2003(10)	$9.41	(0.01)	1.24	1.23	--	--

(1) Represents a return of capital for federal income tax purposes.

(2) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(3) This expense decrease is reflected in both the expense and net investment income ratios.

(4) Reflects operations for the period from May 1, 2001 (commencement of operations) to December 31, 2001.

(5) Reflects operations for the period from October 21, 1999 (commencement of operations) to December 31, 1999.

(6) Reflects operations for the period from October 15, 2001 (commencement of operations) to December 31, 2001.

(7) Not annualized.

(8) Computed on annualized basis.

(9) Does not include the effect of expenses of underlying funds.

(10) Six months ended June 30, 2003 (Unaudited).

Huntington VA Funds

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(2)		Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(3)		Net ssets, End of Period (000 omitted)	Portfolio Turnover Rate

--	$9.22	(7.80	)%(7)	2.00	%(8)	1.11	%(8)	14.85	%(8)	$434	0%
--	$7.32	(20.56)%		1.02%		0.14%		0.64%		$3,654	2%
--	$7.60	3.83	%(7)	1.00	%(8)	0.20	%(8)	0.14	%(8)	$7,171	6%

(0.09)	$9.84	(0.72	)%(7)	0.77	%(8)	4.30	%(8)	10.08	%(8)	$2,221	0%
(0.33)	$10.07	5.85%		0.77%		3.66%		1.47%		$3,516	6%
(0.21)	$10.10	2.34%		1.91%		1.76%		0.15%		$4,453	38%
(0.23)	$8.88	(9.96)%		1.11%		2.81%		0.49%		$8,712	4%
--	$9.42	6.08	%(7)	1.00	%(8)	3.04	%(8)	0.13	%(8)	$14,737	1%

--	$10.45	4.50	%(7)	2.00	%(8)(9)	(0.21	)%(8)	16.20	%(8)	$210	0%
--	$8.87	(15.12)%		1.21	%(9)	(0.20)%		2.42%		$930	113%
--	$9.54	7.55	%(7)	1.00	%(8)(9)	0.55	%(8)	0.21	%(8)	$2,245	113%

(0.09)	$10.15	2.44	%(7)	2.00	%(8)	5.25	%(8)	15.47	%(8)	$220	12%
(0.34)	$9.81	(0.05)%		1.12%		5.89%		1.31%		$3,396	70%
--	$10.65	8.56	%(7)	1.00	%(8)	5.81	%(8)	0.13	%(8)	$9,669	39%

--	$11.15	11.50	%(7)	2.00	%(8)	(0.85	)%(8)	15.87	%(8)	$289	3%
--	$9.70	(13.00)%		1.15%		(0.10)%		1.09%		$3,106	3%
--	$10.60	9.28	%(7)	1.00	%(8)	0.26	%(8)	0.15	%(8)	$6,279	20%

--	$10.90	9.00	%(7)	2.00	%(8)	(1.20	)%(8)	15.91	%(8)	$228	0%
--	$9.41	(13.67)%		1.21%		(0.44)%		2.62%		$755	20%
--	$10.64	13.07	%(7)	1.00	%(8)	(0.27	)%(8)	0.24	%(8)	$1,578	20%

Huntington VA Funds

Notes to Financial Statements
June 30, 2003 (Unaudited)

(1) Organization

Huntington VA Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust operates six separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (each individually referred to as a "Fund," or collectively as the "Funds"):

Huntington VA Growth Fund (VA Growth Fund)
Huntington VA Income Equity Fund (VA Income Equity Fund)
Huntington VA Rotating Markets Fund (VA Rotating Markets Fund) (formerly Huntington VA Rotating Index Fund)
Huntington VA Dividend Capture Fund (VA Dividend Capture Fund)
Huntington VA Mid Corp America Fund (VA Mid Corp America Fund)
Huntington VA New Economy Fund (VA New Economy Fund)

The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but sold only to Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Hartford Huntington Leaders Outlook variable contracts and policies. Under an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust's Board of Trustees, shares of the Funds may be sold to separate accounts of variable life and variable annuity contracts and policies of other insurance companies.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A. Investment Valuations

Equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or official closing price as reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an independent pricing service. Fixed income securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sales price or, if there is no reported sale, at a bid price by an independent pricing service. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Options contracts are valued at the last quoted bid price as reported on the primary exchange or board of trade on which such options are traded. Investments in other open-end investment companies are valued at net asset val ue. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

B. Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

D. Federal Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Tax cost of securities differs from cost for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal tax purposes.

As of June 30, 2003, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
VA Growth Fund	$ 7,812,854	$ 290,212	$ (442,871)	$ (152,659)
VA Income Equity Fund	$14,336,686	$1,190,981	$ (853,377)	$ 337,604
VA Rotating Markets Fund	$ 2,075,333	$ 168,266	$ (1,634)	$ 166,632
VA Dividend Capture Fund	$ 9,296,260	$ 522,287	$ (72,692)	$ 449,595
VA Mid Corp America Fund	$ 5,955,221	$ 508,235	$ (194,507)	$ 313,728
VA New Economy Fund	$ 1,445,394	$ 179,601	$ (46,536)	$ 133,065

E. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

F. Other

Investment transactions are accounted for on a trade date basis. Securities gains and losses are calculated on the identified cost basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with no par value). Transactions in capital stock were as follows:

	VA Growth Fund				VA Income Equity Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002		Six Months Ended June 30, 2003		Year Ended December 31, 2002
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	452,181	$3,328,214	456,736	$3,672,461	594,787	$5,263,343	544,376	$5,159,774
Distributions reinvested	--	--	265	2,001	--	--	18,448	173,220
Shares redeemed	(8,544)	(61,646)	(4,693)	(36,853)	(12,358)	(110,280)	(22,087)	(200,915)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	443,637	$3,266,568	452,308	$3,637,609	582,429	$5,153,063	540,737	$5,132,079

	VA Rotating Markets Fund				VA Dividend Capture Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002		Six Months Ended June 30, 2003		Year Ended December 31, 2002
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	133,541	$1,189,214	91,608	$ 850,534	573,753	$5,794,739	326,916	$3,250,384
Distributions reinvested	--	--	--	--	--	--	6,251	62,054
Shares redeemed	(3,020)	(26,596)	(6,852)	(66,532)	(11,807)	(121,983)	(8,781)	(86,231)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	130,521	$1,162,618	84,756	$ 784,002	561,946	$5,672,756	324,386	$3,226,207

	VA Mid Corp America Fund				VA New Economy Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002		Six Months Ended June 30, 2003		Year Ended December 31, 2002
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	278,333	$2,729,298	303,785	$3,163,014	68,793	$674,791	65,509	$639,984
Distributions reinvested	--	--	5	56	--	--	--	--
Shares redeemed	(5,990)	(59,065)	(9,588)	(96,065)	(780)	(7,228)	(6,104)	(58,610)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	272,343	$2,670,233	294,202	$3,067,005	68,013	$667,563	59,405	$581,374

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fee--Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank ("Huntington"), serves as the Funds' investment adviser (the "Advisor"). The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as listed below.

Fund	Advisory Fee
VA Growth Fund	0.60%
VA Income Equity Fund	0.60%
VA Rotating Markets Fund	0.60%
VA Dividend Capture Fund	0.60%
VA Mid Corp America Fund	0.60%
VA New Economy Fund	0.60%

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive from the Funds and/or to reimburse certain operating expenses of each Fund in order to limit the total operating expense for each Fund to not more than 1.00% of each Fund's average daily net assets for the period starting January 1, 2003 through April 30, 2004.

Administrative and Financial Administration Fees--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. Huntington currently serves as sub-administrator to the Trust, assisting with the provision of administrative services necessary to operate the Funds. Huntington also serves as financial administrator providing portfolio accounting services to the Funds. Effective May 1, 2002, Huntington sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. The fees paid for administrative and sub-administrative services are based on the level of average aggregate net assets of the Trust for the period.

Transfer and Dividend Disbursing Agent Fees and Expenses--Effective June 10, 2002, Unified Fund Services, Inc. ("Unified") became transfer and dividend disbursing agent for the Funds. Prior to this date, State Street Bank and Trust Company provided these services. For its services, Unified receives fees based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Huntington serves as the Fund's custodian. Huntington's fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) VA Rotating Markets Fund Structure

The VA Rotating Markets Fund ("Fund"), in accordance with its prospectus, may seek to achieve its investment objectives by investing in other investment companies ("Underlying Funds") with similar investment objectives. As a result, investors in the Fund incurred expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended June 30, 2003 were as follows:

Fund	Purchases	Sales
VA Growth Fund	$ 3,791,712	$ 241,668
VA Income Equity Fund	3,974,666	58,018
VA Rotating Markets Fund	3,274,537	1,552,394
VA Dividend Capture Fund	7,653,453	2,154,070
VA Mid Corp America Fund	3,087,905	793,533
VA New Economy Fund	838,110	195,238

Huntington VA Funds

Last Meeting of Shareholders

The Huntington VA Funds held a Special Meeting of shareholders of Huntington VA Rotating Index Fund on April 17, 2003. On February 18, 2003, the record date for shareholders voting at the meeting, there were 136,569 total outstanding shares for the Huntington VA Rotating Index Fund. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

1. Approval of changing the Fund's fundamental investment objective from seeking to approximate the returns of a broad-based equity market index to one of seeking capital appreciation:

For

Against

Abstentions and Broker Non-Votes
113,334	12	205

2. Elimination of a fundamental investment policy of investing at least 80% of total assets in stocks comprising a broad-based equity index:

For

Against

Abstentions and Broker Non-Votes
110,963	2,383	205

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for Distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. is the Custodian, Sub-Administrator and Financial Administrator of the Huntington VA Funds.

Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Advisor to the Funds. Federated Services Co. and Edgewood Services, Inc., the Administrator and Distributor of the Huntington VA Funds, respectively, are not affiliated with The Huntington National Bank.

Cusip 446771206
Cusip 446771107
Cusip 446771701
Cusip 446771305
Cusip 446771503
Cusip 446771602

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The  registrant's  Principal  Executive  Officer  and  Principal  Financial
     Officer  have  concluded  that the  registrant's  disclosure  controls  and procedures  (as defined in rule  30a-3(c)  under the Act) are  effective in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

(a)  A  separate  certification  for  each  principal  executive  and  principal financial  officer of the registrant as required by Rule 30a-2(a) under the
     Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

(b)  The  certifications  required by Rule 30a-2(b) under the Investment Company
     Act of 1940 (17 CFR  270.30a-2(b)),  Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)),  and Section 1350
     of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Huntington VA Funds

By          /s/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Chief Executive Officer

Date        September 5, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /s/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Chief Executive Officer

Date        September 5, 2003

By          /s/ Bryan C. Haft
            Bryan C. Haft, Treasurer

Date        September 5, 2003